Fair Value Measurements (Schedule of Investments Measured at Fair Value on a Recurring Basis) (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,406,607	$ 2,077,057
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,013,365	843,426
Stifel Financial Corp. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	219,784	188,099
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	20,621	28,573
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,253,770	1,060,062
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,013,365	843,426
Level 1 | Stifel Financial Corp. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	219,784	188,099
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	20,621	28,537
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Stifel Financial Corp. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	36
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Stifel Financial Corp. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	36
Level 1 2 and 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,253,770	1,060,098
Fair Value Measured at Net Asset Value Per Share | Pooled separate accounts measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,152,837	$ 1,016,959